ACCUMULATED OTHER COMPREHENSIVE INCOME ("AOCI")	6 Months Ended
Jun. 30, 2014
Equity [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME ("AOCI")

NOTE 12. ACCUMULATED OTHER COMPREHENSIVE INCOME (“AOCI”)

Changes in AOCI for the periods indicated are summarized as follows:

	Three Months Ended June 30,
	2014			2013
	Before Tax	Tax Effect	Net of Tax	Before Tax	Tax Effect	Net of Tax
	(Dollars in thousands)
Balance at beginning of period	$3,606	$(1,390)	$2,216	$21,855	$(8,432)	$13,423
Unrealized gain (loss) on investment securities available for sale:
Net unrealized holdings gain (loss) arising during the period	11,412	(4,404)	7,008	(11,898)	4,590	(7,308)
Amounts reclassified to (gain) loss on investment securities	(1,705)	658	(1,047)	(1,881)	726	(1,155)

Balance at end of period	$13,313	$(5,136)	$8,177	$8,076	$(3,116)	$4,960

	Six Months Ended June 30,
	2014			2013
	Before Tax	Tax Effect	Net of Tax	Before Tax	Tax Effect	Net of Tax
	(Dollars in thousands)
Balance at beginning of period	$(2,565)	$990	$(1,575)	$18,788	$(7,248)	$11,540
Unrealized gain (loss) on investment securities available for sale:
Net unrealized holdings gain (loss) arising during the period	16,580	(6,397)	10,183	(7,674)	2,960	(4,714)
Amounts reclassified to (gain) loss on investment securities	(702)	271	$(431)	(3,038)	1,172	(1,866)

Balance at end of period	$13,313	$(5,136)	$8,177	$8,076	$(3,116)	$4,960